Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Statement of Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies Purchase commitments for chargers and charging infrastructure Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at June 30, 2023 were €23,532 thousand (December 31, 2022: €2,452 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under development contracts entered into with its customers (inventory). As a result of the additional liquidity obtained from the renewed facility in December 2022, and in line with the growth strategy and business plan of the Group, the company has been increasing its level of commitment towards capital expenditures and inventory purchases during the six-months ended June 30, 2023